Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details) - $ / shares			12 Months Ended
	Aug. 15, 2020	Jul. 16, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A Preferred Stock
Class of Stock [Line Items]
Initial Yield		2.182%	4.40%
Current Annual Dividend	$ 0.5456		$ 0.6388
Earliest Redemption and/or Conversion Option Date			Aug. 15, 2025
Redemption Value			$ 25
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series B
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield			1.84%
Series A Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value			$ 25
Series C Preferred Stock
Class of Stock [Line Items]
Initial Yield			4.10%
Current Annual Dividend	1.1802		$ 1.1802	$ 1.0505
Earliest Redemption and/or Conversion Option Date			Aug. 15, 2023
Redemption Value			$ 25
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series D
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield			2.65%
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value			$ 25
Series F Preferred Stock
Class of Stock [Line Items]
Initial Yield			4.202%
Current Annual Dividend	$ 1.0505		$ 1.0625
Earliest Redemption and/or Conversion Option Date			Feb. 15, 2025
Redemption Value			$ 25
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series G
Right to Convert on a one for one basis			The holders of the Series F Shares have the right, at their option, to convert all or any of their Series F Shares, on a one-for-one basis, into Cumulative Floating Rate First Preferred Shares, Series G of the Company on February 15, 2020, or to continue to hold their Series F Shares.
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield			2.63%
Series F Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value			$ 25
Series B Preferred Stock
Class of Stock [Line Items]
Initial Yield		2.021%	2.393%
Earliest Redemption and/or Conversion Option Date			Aug. 15, 2025
Redemption Value			$ 25
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series A
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield			1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Initial Yield			4.90%
Current Annual Dividend			$ 1.225
Earliest Redemption and/or Conversion Option Date			Aug. 15, 2023
Redemption Value			$ 25
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series I
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield			4.90%
Series H Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value			$ 25
Series I Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield			2.54%
Perpetual fixed rate Series E Preferred Stock
Class of Stock [Line Items]
Initial Yield			4.50%
Current Annual Dividend			$ 1.125
Redemption Value			$ 25.75